Employee Benefits, Changes in Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended			120 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Cash Balance Plan [Member]
Change in plan assets:
Employer contribution	$ 0
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)				$ 0
Pension benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	10,656
Fair value of plan assets at end of year	9,429	$ 10,656		9,429
Pension benefits qualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	11,110	10,774
Service cost	11	5	$ 3
Interest cost	392	412	422
Plan participants’ contributions	0	0
Actuarial loss (gain)	(674)	634
Benefits paid	(719)	(651)
Medicare Part D subsidy	0	0
Amendment	1	0
Settlement	0	(74)
Liability transfer in	13	0
Foreign exchange impact	(5)	10
Benefit obligation at end of year	10,129	11,110	10,774	10,129
Change in plan assets:
Fair value of plan assets at beginning of year	10,667	10,120
Actual return on plan assets	(478)	1,253
Employer contribution	10	11
Plan participants’ contributions	0	0
Benefits paid	(719)	(651)
Medicare Part D subsidy	0	0
Settlement	0	(74)
Asset transfer in	1	0
Foreign exchange impact	(4)	8
Fair value of plan assets at end of year	9,477	10,667	10,120	9,477
Funded status at end of year	(652)	(443)		(652)
Assets recognized on the balance sheet at end of year	1	0		1
Liability recognized on the balance sheet at end of year	(653)	(443)		(653)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	27	(80)	(32)
Settlement loss	134	7	5
Pension benefits qualified [Member] | Cash Balance Plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	134
Pension benefits qualified [Member] | Pension and Life Assurance Plan of Wachovia Bank [Member]
Change in plan assets:
Settlement		(74)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss		7
Pension benefits nonqualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	621	630
Service cost	0	0	0
Interest cost	21	24	26
Plan participants’ contributions	0	0
Actuarial loss (gain)	(27)	46
Benefits paid	(57)	(79)
Medicare Part D subsidy	0	0
Amendment	0	0
Settlement	0	0
Liability transfer in	0	0
Foreign exchange impact	(1)	0
Benefit obligation at end of year	557	621	630	557
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	57	79
Plan participants’ contributions	0	0
Benefits paid	(57)	(79)
Medicare Part D subsidy	0	0
Settlement	0	0
Asset transfer in	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	0	0	0	0
Funded status at end of year	(557)	(621)		(557)
Assets recognized on the balance sheet at end of year	0	0		0
Liability recognized on the balance sheet at end of year	(557)	(621)		(557)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	37	41	40
Settlement loss	2	6	2
Other benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	611	731
Service cost	0	0	0
Interest cost	21	28	39
Plan participants’ contributions	48	40
Actuarial loss (gain)	(33)	(102)
Benefits paid	(92)	(88)
Medicare Part D subsidy	2	1
Amendment	0	0
Settlement	0	0
Liability transfer in	0	0
Foreign exchange impact	(2)	1
Benefit obligation at end of year	555	611	731	555
Change in plan assets:
Fair value of plan assets at beginning of year	565	549
Actual return on plan assets	(17)	56
Employer contribution	5	7
Plan participants’ contributions	48	40
Benefits paid	(92)	(88)
Medicare Part D subsidy	2	1
Settlement	0	0
Asset transfer in	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	511	565	549	511
Funded status at end of year	(44)	(46)		(44)
Assets recognized on the balance sheet at end of year	0	0		0
Liability recognized on the balance sheet at end of year	(44)	(46)		$ (44)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	(38)	(21)	2
Settlement loss	$ 0	$ 0	$ 0